36. Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Financial Instruments And Risk Management [Abstract]
Financial instruments and risk management
36.	Financial instruments and risk management

Among the financial instruments registered in the company, there are also derivatives that are financial liabilities measured at fair value through the result. At each balance sheet date such liabilities are measured at their fair value. Interest, inflation adjustment, foreign exchange variations and any variations arising from measurement at fair value, when applicable, are recognized in income (loss) when incurred in the “Financial revenues or expenses” line.

Derivatives are initially recognized at fair value on the date the derivative agreement is entered into, and are subsequently remeasured at fair value. The Company does not apply “hedge accounting”.

The Company carries out transactions with derivative financial instruments, without speculative purposes, only with the aim of i) reducing risks related to exchange rate variation and ii) managing interest rate exposure. The Company's derivative financial instruments are specifically represented by swap and options contracts.

The company's financial instruments are being presented in compliance with IFRS 9.

The main risk factors to which the Company is exposed are:

(i) Exchange variation risks

The risks of foreign exchange variation relate to the possibility of the Company computing i) losses derived from fluctuations in exchange rates by increasing the balances of debt with loans and financing obtained in the market and the corresponding financial expenses or ii) increase in cost in commercial contracts that have some type of link to foreign exchange change. In order for these types of risks to be mitigated, the company performs: swap contracts with financial institutions with the aim of cancelling the impacts arising from the fluctuation of exchange rates on the financial result and commercial contracts with foreign exchange band clauses with the aim of partially mitigating foreign exchange variation risks or derivative financial instruments to reduce the risks of foreign exchange exposure in commercial contracts.

On December 31, 2020, the Company's loans and financings indexed to the variation of foreign currencies are fully protected, both in terms and in value, by swap contracts. Gains or losses on these swap contracts are recorded in the company's earnings.

In addition to the risks mentioned above, there are no other financial assets and liabilities in significant amounts that are indexed to foreign currencies.

(ii) Interest rate risks

Interest rate risks refer to:

- The possibility of variations in the fair value of the loans obtained by the company indexed to TJLP, IPCA and/or TLP, when such rates do not correspond proportionally to the rates relating to Interbank Deposit Certificates (CDI). On December 31, 2020, the Company had no swap operation pegged to long-term interest rate (TJLP), IPCA and/or TLP.

- Possibility of unfavorable change in interest rates, which would result in increase in financial expenses of the Company, as a result of the debt portion and liability positions that the Company has in swap contracts pegged to variable interest rates (percentage of CDI). However, on December 31, 2020, the Company maintains its financial resources applied to Interbank Certificates of Deposit (CDI), which substantially reduces this risk.

(iii) Credit risk inherent in the provision of services

The risk is related to the possibility of the company computing losses derived from the inability of the subscribers to honor the payments of the invoiced amounts. To minimize this risk, the company preventively performs credit analysis of all orders imputed by the sales areas and monitors the accounts receivable of subscribers, blocking the ability to use services, among other actions, if customers do not pay their debts. There are no customers who have contributed more than 10% of net accounts receivable on December 31, 2020 and December 31, 2019 or revenues from services rendered.

(iv) Credit risk inherent in the sale of telephone sets and prepaid telephone cards

The group's policy for the sale of telephone devices and the distribution of prepaid telephone cards is directly related to the credit risk levels accepted during the normal course of business. The selection of partners, the diversification of the portfolio of accounts receivable, the monitoring of loan conditions, the positions and limits of orders established for traders, the formation of collateral are procedures adopted by the company to minimize possible collection problems with its trading partners. There are no customers who contributed more than 10% of revenues from sale of goods during the year ended December 31, 2020 and 2019. There are no customers who contributed more than 10% of the net accounts receivable from the sale of goods on December 31, 2020 and December 31, 2019.

(v)       Liquidity risk

- Liquidity risk arises from the need for cash before the obligations assumed. The Company structures the maturities of its non-derivative financial instruments and their respective derivative financial instruments so as not to affect liquidity.

- The management of liquidity and cash flow of the Company are performed on a daily basis to ensure that cash operating generation and previous fund raising, as necessary, are sufficient to maintain the schedule of operating and financial commitments.

- All financial investments of the Company have daily liquidity and the Management may, even in specific cases: i) revise the dividend payment policy; ii) issue new shares; and/or, iii) sell assets to increase liquidity.

In order to eliminate any liquidity risk during the pandemic, the company chose to strengthen its cash by R$ 1,000,000, through the acquisition of new loans with the Bank of Nova Scotia and BNP Paribas. The first, in the amount of R$ 574,200, was disbursed in April and, the second, in the amount of R$ 425,800, was disbursed in July 2020.

(vi) Financial credit risk

Cash flow forecasting is performed and aggregated by the Finance and Treasury department of the Company. This department monitors the continuous forecasts of liquidity requirements to ensure that the Company has enough cash to satisfy operating needs. This forecast takes into consideration the investment, debt financing plans, compliance with covenants, attainment of the internal goals and if applicable, external or legal regulatory requirements.

The risk is related to the possibility of the company computing losses derived from the difficulty of redemption of short-term financial investments and swap contracts, due to possible insolvency of counter-parties. The Company minimizes the risk associated with these financial instruments by maintaining operations only with financial institutions of recognized market strength, in addition to following a policy that establishes maximum levels of risk concentration per financial institution.

Fair value of derivative financial instruments:

The consolidated derivative financial instruments are presented below:

		2020		2019
	Assets	Liabilities	Assets	Liabilities

Derivatives financial instruments	340,660	(36,166)	46,511	(4,405)
Other derivatives	161,429	-	-	-
	502,089	(36,166)	46,511	(4,405)

Current installment	262,666	(7,273)	16,602	(858)
Non-current installment	239,423	(28,893)	29,909	(3,547)

The long-term derivative financial instruments consolidated on December 31, 2020 are due in accordance with the following schedule:

	Assets	Liabilities

2022	27,173	(28,893)
2023	13,587	-
2024 onwards	198,663	-
	239,423	(28,893)

The other derivative previously mentioned refer to Company’s call option to subscribe Banco C6 ordinary shares representing the 1.4% of the share capital of C6 bank. The strike price paid to exercise the options amounts to R$ 6.2 million. As required by IFRS9, this option is a derivative the financial instrument that must be measured at its fair value, and it amounts to R$ 161 million on December 31, 2020. The variation of the mark-to-market of the call option between the initial measurement and December 31, 2020 amounts to R$ 155 million and it represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently measured in the company’s results for the year.

Non-derivative financial liabilities are substantially composed of trade accounts payable, dividends payable and other obligations, the maturity of which will occur in the next 12 months, except for loans and financing and financial lease, the nominal flows of payments of which are disclosed in notes 19 and 15.

Consolidated financial instruments measured at fair value:

	2020
	Level 1	Level 2	TOTAL

Total assets	2,077,499	502,089	2,579,588

Financial assets at fair value	2,077,499	502,089	2,579,588

Derivative financial instruments	-	340,660	340,660
Other derivatives	-	161,429	161,429
Marketable securities	2,077,499	-	2,077,499

Total liabilities	-	36,166	36,166

Financial liabilities at fair value through profit or loss	-	36,166	36,166

Derivatives used for hedging	-	36,166	36,166

	December 2019
	Level 1	Level 2	TOTAL

Total assets	658,328	46,511	704,839

Financial assets at fair value	658,328	46,511	704,839

Derivative financial instruments	-	46,511	46,511
Marketable securities	658,328	-	658,328

Total liabilities	-	4,405	4,405

Financial liabilities at fair value through profit or loss	-	4,405	4,405

Derivatives financial instruments	-	4,405	4,405

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is considered active when the quoted prices are readily and regularly available from an Exchange, distributor, broker, industry group, pricing service or regulatory agency, and these prices represent actual market transactions which occur regularly on a purely commercial basis. These instruments are included in the Level 1. The instruments included in Level 1 mainly comprise the equity investments of bank certificates of deposit (CDB) and committed classified as securities for trading.

The fair value of financial instruments that are not negotiated on active markets (for example, over the counter derivatives) is determined based on evaluation techniques. These valuation techniques maximize the use of the data adopted by the market where it is available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument is included in Level 2.

If relevant information is not based on data adopted by the market, the instrument is included in Level 3.

Specific evaluation techniques used to measure the financial instruments include:

•	Quoted market prices or quotes from financial institutions or brokerage firms for similar instruments.
•	The fair value of swaps of interest rate is calculated at the present value of future cash flows estimated based on yield curves adopted by the market.
•	Other techniques, such as analysis of discounted cash flows, available data of the last relevant transaction and analysis of results based on multiples of similar companies, are used to determine the fair value of the remaining financial instruments.

The fair values of currency derivative financial instruments and interest rates of the Company were determined by means of future cash flows (active and passive position) using the contracted conditions and bringing these flows to present value through discounts for the use of future interest rate disclosed by market sources. Fair values were estimated at a specific time, based on available information and own evaluation methodologies.

Financial assets and liabilities by category

The Company’s financial instruments per category can be summarized as follows:

December 31, 2020

	Measured at amortized cost	Fair value through profit or loss	Total

Asset, according to the balance sheet	6,756,810	2,579,587	9,336,397

Derivative financial instruments	-	340,660	502,089
Other derivatives		161,429
Trade accounts receivable and other accounts receivable excluding prepayments	3,180,661	-	3,180,661
Marketable securities	-	2,077,498	2,077,498
Cash and cash equivalents	2,575,290	-	2,575,290
Leases	162,198	-	162,198
Judicial deposits	794,755	-	794,755
Regulatory credits recoverable	43,906	-	43,906

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, according to the balance sheet	14,391,175	36,166	14,427,341

Loans and financing	2,345,032	-	2,345,032
Derivative financial instruments	-	36,166	36,166
Suppliers and other obligations, excluding legal obligations	3,128,732	-	3,128,732
Leases	8,378,835	-	8,378,835
Dividends and interest on shareholders’ equity payable	538,576	-	538,576

December 31, 2019

	Measured at amortized cost	Fair value through profit or loss	Total

Asset, according to the balance sheet	6,769,032	704,839	7,473,871

Derivative financial instruments	-	46,511	46,511
Trade accounts receivable and other accounts receivable excluding prepayments	3,287,855	-	3,287,855
Marketable securities	-	658,328	658,328
Cash and cash equivalents	2,284,810	-	2,284,810
Leases	156,378	-	156,378
Judicial deposits	1,006,899	-	1,006,899
Regulatory credits recoverable	33,090	-	33,090
	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, according to the balance sheet	14,330,543	4,405	14,334,948

Loans and financing	2,029,088	-	2,029,088
Derivative financial instruments	-	4,405	4,405
Suppliers and other obligations, excluding legal obligations	3,923,035	-	3,923,035
Leases	7,780,870	-	7,780,870
Dividends payable	597,550		597,550

The regular purchases and sales of financial assets are recognized on the trading date, which is the date when the Company commits to buy or sell the asset. Investments are initially recognized at fair value. After initial recognition, changes in fair value are recorded in the profit and loss for the year, in the financial revenues and expenses’ group.

Financial risk hedge policy adopted by the Company

The policy of the Company sets forth that mechanisms for protection against financial risks deriving from contracting of financing, in foreign currency shall be adopted for the purpose of administrating exposure to risks associated to exchange-rate changes.

The contracting of derivative financial instruments against foreign exchange exposure shall occur simultaneously with the contracting of the debt that gave rise to such exposure. The level of coverage to be contracted for such foreign exchange exposures shall be 100% of the risk, both in terms and in value.

On December 31, 2020, there are no margins or guarantees applied to transactions with derivative financial instruments of the Company.

Criteria for selection of financial institutions obey parameters that take into consideration rating made available by renowned agencies of analysis of risk, shareholders' equity and transactions, and resources’ concentration levels.

The operations with derivative financial instruments contracted by the company and in force on December 31, 2020 and December 31, 2019 are shown in the following table:

December 31, 2020

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x CDI	KFW/ Finnvera	JP Morgan and Bank of America	351,233	351,233	100%	LIBOR 6M + 0.75% p.a.	85.25% CDI
EUR	PRE x DI	Bank of America	Bank of America	570,878	570,878	100%	0.33% p.a.	108.05% CDI
USD	PRE x DI	The Bank of Nova Scotia.	Scotiabank	1,031,526	1,031,526	100%	1.72% p.a.	134.43% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	399,725	399,725	100%	3.32% p.a.	155% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2019

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x CDI	KFW/ Finnvera	JP Morgan and BOFA	330,217	330,217	100%	LIBOR 6M + 0.75% p.a.	85.50% CDI
USD	PRE x DI	CISCO	Santander and JP Morgan	40,366	40,366	100%	2.50% p.a.	84.50% CDI

In June 2019, the Company entered into a structured options transaction in the notional amount of USD 15 million. The transaction protects the company from currency variation effects arising from its commercial contracts in a range of R$ 5.30/USD to R$ 6.00/USD. The operation consists of 7 options in the amount of U$ 2.14 million each and with maturity from June to December 2020. The options were acquired for a net amount of R$ 2.57 million and settled upon maturity.

Illustrative chart of sensitivity analysis - Effect in change of fair value of swaps

For the purpose of identifying possible distortions arising from operations with consolidated derivative financial instruments currently in force, a sensitivity analysis was performed considering the variables CDI, US dollar (USD), Euro (EUR) and Libor, individually, in three distinct scenarios (probable, possible and remote), and their respective impacts on the results obtained.

Our assumptions basically observed the individual effect of the CDI, USD, EUR and Libor variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

CDI Sensitivity Scenario

Description	December 2020	Probable scenario	Possible scenario	Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,367,461	2,367,461
A) ∆ Accumulated variation in debt			-	-
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,367,461	2,367,461
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,049,955	2,037,686
Income (loss) from swap	304,887	304,887	317,506	329,775
B) ∆ Accumulated variation in swap			12,619	24,888
C) Final result (B-A)			12,619	24,888
Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	2.38%	2.85%
USD	5.1967	5.1967	5.1967
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.2666%	0.2666%

USD sensitivity scenario

Description	December 2020	Probable scenario	Possible scenario	Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,816,847	3,266,23
A) ∆ Accumulated variation in debt			449,386	898,772
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,816,847	3,266,233
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,062,574	2,062,574
Income (loss) from swap	304,887	304,887	754,273	1,203,659
B) ∆ Accumulated variation in swap			449,386	898,772
C) Final result (B-A)			-	-
Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	6.4959	7.7951
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.2666%	0.2666%

EUR sensitivity scenario

Description	December 2020	Probable scenario	Possible scenario	Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,509,940	2,652,419
A) ∆ Accumulated variation in debt			142,479	284,958
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,509,940	2,652,419
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,062,574	2,062,574
Income (loss) from swap	304,887	304,887	447,366	589,845
B) ∆ Accumulated variation in swap			142,479	284,958
C) Final result (B-A)			-	-
Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	5.1967	5.1967
EUR	6.3779	7.9725	9.5669
Libor	0.2666%	0.2666%	0.2666%

Scenario sensitivity to Libor

Description	December 2020	Probable scenario	Scenario Possible	Scenario Remote

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,368,026	2,368,591
A) ∆ Accumulated variation in debt			565	1,130
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,368,026	2,368,591
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,062,574	2,062,574
Income (loss) from swap	304,887	304,887	305,452	306,017
B) ∆ Accumulated variation in swap			565	1,130
C) Final result (B-A)			-	-
Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	5.1967	5.1967
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.3333%	0.3999%

As the Company has derivative financial instruments for the purposes of protection of its respective financial liabilities, the changes in the scenarios are accompanied by the respective object of protection, thus showing that the effects related to the exposure generated in the swaps will have their counterpart reflected in the debt. For these transactions, the Company discloses the fair value of the object (debt) and the protective derivative financial instrument on separate lines, as demonstrated above in the sensitivity analysis demonstration table, in order to report the company's net exposure in each of the three scenarios mentioned.

It is noteworthy that the operations with derivative financial instruments contracted by the company have as sole objective the patrimonial protection. In this way, an improvement or worsening in their respective market values will be equivalent to an inverse movement in the corresponding portions of the value of the financial debt contracted, object of the derivative financial instruments of the company.

The sensitivity analyses for derivative financial instruments in force on December 31, 2020 were carried out considering, basically, the assumptions related to changes in market interest rates and the change in the US dollar used in swap contracts. The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

2020
Net income (loss) from derivative operations	290,856
Income (loss) from operations with other derivatives	155,165

Capital management

The Group's objectives in managing its capital are to safeguard its business continuity capacity to offer return to shareholders and benefits to the other stakeholders besides maintaining a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt.

The financial leverage ratios on December 31, 2020 and 2019 can be summarized as follows:

	2020	2019
Total loans and derivatives (notes 19 and 36)	1,879,109	1,986,982
Lease - Liabilities (note 15)	8,378,835	7,780,870
Lease - Assets (note 15)	(162,198)	(156,378)
Less: Cash and cash equivalents (note 4)	(2,575,290)	(2,284,810)
FIC (note 5)	(2,070,438)	(654,479)
Net debt	5,450,018	6,672,185
Other derivatives (note 36)	161,429	-
Adjusted net debt	5,611,447	6,672,185

EBITDA (1)	8,330,038	9,643,838

Leverage ratio	0.65	0.69

(1) Reconciliation to the directly comparable GAAP measure

Net income	1,828,254	3,622,127
Depreciation and amortization	5,527,012	5,128,981
Financial Income (Expenses)	810,622	(21,210)
Income tax and social contribution	164,150	913,940
EBITDA (1)	8,330,038	9,643,838

(1) EBITDA: Presentation of earnings before interest, income tax, depreciation and amortization (“EBITDA”) as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. EBITDA is calculated by adding back financial Income (Expenses), income taxes, depreciation and amortization expense to net income.

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financings, leases and financial instruments are presented below:

	Loans and financing	Leases	Derivative financial instruments (Assets) Liabilities

December 31, 2019	2,029,088	7,780,870	(42,106)
Additions	1,800,000	1,966,355	(161,429)
Remeasurement	-	(443,666)	-
Financial expenses	90,500	797,569	13,016
Foreign variations exchange net	305,010	-	(305,012)
Payments	(1,879,566)	(1,722,293)	29,610

December 31, 2020	2,345,032	8,378,835	(465,921)